MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Marketable Securities and Fair Value Measurement [Abstract]
MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS
NOTE 3 - MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS:

AFS securities as of December 31, 2024 and 2023, consisted of U.S government bonds, municipal bonds, corporate debt securities and certificate of deposit. These marketable securities are recorded at fair value.

The following table sets forth the Company’s marketable securities for the periods indicated:

	December 31
	2024	2023
U.S. Government bonds	265,180	353,414
Municipal bonds	-	2,319
Corporate debt securities	2,508	13,234
Certificates of deposit	-	4,680
Total	267,688	373,647

The Company classifies AFS securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value. See also note 2(w).

The following table sets forth the Company’s financial assets as of December 31, 2024 and 2023, that are measured at fair value on a recurring basis during the period:

	December 31, 2024
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	265,180	265,619	(552)	113
Corporate debt securities	2,508	2,510	(3)	1
Total	267,688	268,129	(555)	114

	December 31, 2023
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	353,414	355,382	(2,139)	171
Municipal bonds	2,319	2,363	(44)	-
Corporate debt securities	13,234	13,404	(170)	-
Certificates of deposit	4,680	4,680	-	-
Total	373,647	375,829	(2,353)	171

As of December 31, 2024 and 2023, the Company considered, based on its evaluation, that the decreases in market value on relevant marketable securities were temporarily impaired and primarily attributable to changes in interest rates, and therefore did not result in an impairment charge in finance income, net.

As of December 31, 2024 and 2023, the Company’s debt securities and certificates of deposit had the following maturity dates:

	December 31
	2024	2023
Due within one year	179,784	308,671
1 to 2 years	80,560	49,259
2 to 3 years	7,344	15,717
Total	267,688	373,647